Construction in Progress (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Construction in progress [line items]
At at 1 January	¥ 717,672
At at 31 December	1,001,118	¥ 717,672
Capitalised borrowing costs	¥ 804	¥ 2,463	¥ 3,518
Weighted average rate of capitalised borrowing costs	2.93%	3.03%	3.47%
Construction in progress [member]
Construction in progress [line items]
At at 1 January	¥ 717,672	¥ 722,520
Additions	1,415,662	823,743
Transferred to property plant and Equipment	(1,132,216)	(828,591)
At at 31 December	¥ 1,001,118	¥ 717,672	¥ 722,520